Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,366,500	¥ 2,877,100	¥ 3,384,100
Total expenses	[2]	2,527,200	2,396,700	2,187,500
Income before income tax expense		839,298	480,375	1,196,605
Net income		601,694	389,131	850,063
Total assets at end of fiscal year		204,255,642	200,456,304	193,810,151
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,002,400	1,748,300	2,288,500
Total expenses	[2]	1,582,500	1,712,300	1,534,200
Income before income tax expense		419,900	36,000	754,300
Net income		231,300	5,700	464,700
Total assets at end of fiscal year		142,587,800	138,832,300	133,157,100
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	654,900	500,300	434,400
Total expenses	[2]	478,800	303,200	282,600
Income before income tax expense		176,100	197,100	151,800
Net income		152,700	167,600	136,900
Total assets at end of fiscal year		28,135,900	30,262,000	28,985,300
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	64,000	70,300	45,700
Total expenses	[2]	38,500	29,100	28,700
Income before income tax expense		25,500	41,200	17,000
Net income		23,700	38,800	15,400
Total assets at end of fiscal year		4,380,400	4,203,300	4,227,500
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	197,400	190,700	187,500
Total expenses	[2]	172,600	136,200	126,200
Income before income tax expense		24,800	54,500	61,300
Net income		21,300	39,500	51,100
Total assets at end of fiscal year		11,677,800	10,629,100	11,616,900
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	447,800	367,500	428,000
Total expenses	[2]	254,800	215,900	215,800
Income before income tax expense		193,000	151,600	212,200
Net income		172,700	137,500	182,000
Total assets at end of fiscal year		¥ 17,473,700	¥ 16,529,600	¥ 15,823,400

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.